Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Summary of allowance for credit losses for financial assets
The activity in the allowance for credit losses for financial assets within the scope of ASU
2016-13
for the six months ended June 30, 2020 was as follows:

(in thousands)
Beginning balance as of December 31, 2019	$—
Allowance recognized on transition	151
Current period provision for expected credit losses	77
Write-off charged against allowance	—
Recoveries of amounts previously written off	—

Ending balance as of June 30, 2020	$228